Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories
	2025	2025	2024
	US$	HK$	HK$

Food and beverage and other operating
items for restaurant operations	3,013,723	23,456,709	20,351,116